Subsequent Events - Additional Information (Detail) - USD ($)	Mar. 23, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Sale Of Stock Price Per Share		$ 10.00
Subsequent Event [Member] | Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 50
Sale Of Stock Price Per Share	$ 10.00